Future Scheduled Repayments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Debt Instrument [Line Items]
2014	$ 161,590
2015	210,262
2016	308,100
2017	836,100
2018 and Thereafter	1,152,693
Long Term Debt, Carrying Amount, Total	2,668,745
TL Revolving Credit Facility
Debt Instrument [Line Items]
2017	648,500
Long Term Debt, Carrying Amount, Total	648,500
TW Revolving Credit Facility
Debt Instrument [Line Items]
2018 and Thereafter	91,476
Long Term Debt, Carrying Amount, Total	91,476
TAP Funding Revolving Credit Facility
Debt Instrument [Line Items]
2016	120,500
Long Term Debt, Carrying Amount, Total	120,500
2005-1 Bonds
Debt Instrument [Line Items]
2014	51,500
2015	21,458
Long Term Debt, Carrying Amount, Total	72,958
2011-1 Bonds
Debt Instrument [Line Items]
2014	40,000
2015	40,000
2016	40,000
2017	40,000
2018 and Thereafter	140,000
Long Term Debt, Carrying Amount, Total	300,000
2012-1 Bonds
Debt Instrument [Line Items]
2014	40,000
2015	40,000
2016	40,000
2017	40,000
2018 and Thereafter	173,333
Long Term Debt, Carrying Amount, Total	333,333
2013-1 Bonds
Debt Instrument [Line Items]
2014	30,090	[1]
2015	30,090	[1]
2016	30,090	[1]
2017	30,090	[1]
2018 and Thereafter	173,018	[1]
Long Term Debt, Carrying Amount, Total	293,378	[1]
TMCL II Secured Debt Facility
Debt Instrument [Line Items]
2015	45,214
2016	77,510
2017	77,510
2018 and Thereafter	574,866
Long Term Debt, Carrying Amount, Total	775,100
TMCL IV Secured Debt Facility
Debt Instrument [Line Items]
2015	33,500
Long Term Debt, Carrying Amount, Total	$ 33,500

[1]	Future scheduled payments for the 2013-1 Bonds exclude an uamortized discount of $1,462